united states
securities and exchange commission
washington, d.c. 20549

form n-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22718

Two Roads Shared Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Suite 2, Omaha, NE 68130

(Address of principal executive offices) (Zip code)

Richard Malinowski, Gemini Fund Services, LLC

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 402-895-1600

Date of fiscal year end: 04/30

Date of reporting period: 07/31/2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

Holbrook Income Fund
Portfolio of Investments (Unaudited)
July 31, 2018

		Variable Rate	Coupon %		Maturity	Fair Value
	PREFERRED STOCK - 51.2%
	BANKS - 2.6%
14,916	Customers Bancorp, Inc.		7.000		Perpetual	$395,274

	CLOSED END FUNDS - 1.8%
8,300	Eagle Point Credit Co., Inc.		6.750		9/30/2027	210,820
2,800	Oxford Lane Capital Corp.		6.750		6/30/2024	71,400
						282,220
	DIVERSIFIED FINANCIAL SERVICES - 6.6%
10,000	Cowen, Inc.		7.350		12/15/2027	253,700
4,200	Medley LLC		6.875		8/15/2026	101,010
10,800	Medley LLC		7.250		1/30/2024	267,840
15,500	Priority Income Fund, Inc.		6.375		6/30/2025	382,695
						1,005,245
	HAND/MACHINE TOOLS - 1.8%
2,500	Stanley Black & Decker, Inc.		5.375		5/15/2020	278,750

	INVESTMENT COMPANIES - 25.5%
8,600	B. Riley Financial, Inc.		7.500		10/31/2021	217,709
12,000	B. Riley Financial, Inc.		7.375		5/31/2023	303,600
12,330	Capital Southwest Corp.		5.950		12/15/2022	311,764
10,300	Capitala Finance Corp.		6.000		5/31/2022	258,273
13,900	Capitala Finance Corp.		5.750		5/31/2022	355,392
7,500	CM Finance, Inc.		6.125		7/1/2023	189,075
8,400	Gladstone Capital Corp.		6.000		9/30/2024	214,872
4,159	Gladstone Investment Corp.		6.250		9/30/2023	105,306
12,000	Great Elm Capital Corp.		6.500		9/18/2022	306,179
10,200	Great Elm Capital Corp.		6.750		1/31/2025	253,470
9,200	Harvest Capital Credit Corp.		6.125		9/15/2022	237,728
4,800	Horizon Technology Finance Corp.		6.250		9/15/2022	123,216
9,400	KCAP Financial, Inc.		6.125		9/30/2022	237,726
5,067	Medley Capital Corp.		6.125		3/30/2023	124,400
1,012	Medley Capital Corp.		6.500		1/30/2021	25,320
2,000	MVC Capital, Inc.		6.250		11/30/2022	51,500
11,082	RiverNorth Marketplace Lending Corporation		5.875		10/31/2024	278,712
10,898	THL Credit, Inc.		6.750		12/30/2022	278,607
						3,872,849
	OIL & GAS - 1.0%
3,500	Nabors Industries Ltd.		6.000		5/1/2021	149,975

	PIPELINES - 5.5%
5,000	Enbridge, Inc.		6.375		4/15/2078	127,600
4,000	Global Partners LP		9.750		Perpetual	100,000
5,200	Kinder Morgan, Inc.		9.750		10/26/2018	174,413
10,500	NGL Energy Partners LP		9.000		Perpetual	255,675
7,057	NuStar Logistics LP	3 Month LIBOR + 6.734%	9.073	+	1/15/2043	180,447
						838,136
	PRIVATE EQUITY - 1.2%
7,000	Hercules Capital, Inc.		6.250		7/30/2024	176,190

	REITS - 5.2%
3,300	Innovative Industrial Properties, Inc.		9.000		Perpetual	94,149
4,100	RAIT Financial Trust		7.125		8/30/2019	93,911
10,600	Sotherly Hotels LP		7.250		2/15/2021	277,614
10,000	Sutherland Asset Management Corp.		6.500		4/30/2021	257,000
3,630	Wheeler Real Estate Investment Trust, Inc.		8.750		Perpetual	72,673
						795,346

	TOTAL PREFERRED STOCK (Cost - $7,710,179)					7,793,985

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2018

Principal		Variable Rate	Coupon %		Maturity	Fair Value
	CORPORATE BONDS - 41.8%
	AUTO MANUFACTURERS - 1.3%
$200,000	Ford Motor Credit Co. LLC	3 Month LIBOR + 0.810%	3.147	+	4/5/2021	$201,163

	BANKS - 11.2%
5,000	Barclays Bank PLC	4(CMS30-CMS5-0.45)	0.000	+	6/17/2033	2,865
300,000	Canadian Imperial Bank of Commerce	3 Month LIBOR + 0.310%	2.647	+	10/5/2020	300,403
200,000	Goldman Sachs Group, Inc.	3 Month LIBOR + 1.450%	3.769	+	5/28/2026	205,591
5,000	Goldman Sachs Group, Inc.	5(CMS30-CMS5)	0.220	+	3/19/2029	3,349
200,000	Home BancShares, Inc.		5.625		4/15/2027	204,956
100,000	JPMorgan Chase & Co.	4(CMS30-CMS5-0.275)	0.000	+	9/20/2023	83,250
500,000	Manufacturers & Traders Trust Co.	1 Month LIBOR + 1.215%	3.287	+	12/28/2020	500,624
200,000	UBS AG Jersey Branch		2.914		12/30/2019	197,000
200,000	Union Bankshares Corp.		5.000		12/15/2026	205,500
						1,703,538
	CLOSED-END FUNDS - 0.3%
50,000	Nuveen Senior Income Fund		2.000		11/1/2021	49,247

	COMMERICAL SERVICES - 2.0%
300,000	Equifax, Inc.	3 Month LIBOR + 0.870%	3.200	+	8/15/2021	302,104

	FOOD - 7.2%
300,000	Campbell Soup Co.	3 Month LIBOR + 0.630%	2.971	+	3/15/2021	300,574
300,000	Conagra Brands, Inc.	3 Month LIBOR + 0.500%	2.839	+	10/9/2020	299,341
200,000	General Mills, Inc.	3 Month LIBOR + 1.010%	3.346	+	10/17/2023	202,506
300,000	Kraft Heinz Foods Co.	3 Month LIBOR + 0.570%	2.923	+	2/10/2021	300,559
						1,102,980
	HEALTHCARE-PRODUCTS - 2.0%
300,000	Becton Dickinson and Co.	3 Month LIBOR + 1.030%	3.344	+	6/6/2022	302,201

	INTERNET- 1.3%
200,000	eBay, Inc.	3 Month LIBOR + 0.870%	3.209	+	1/30/2023	202,694

	INVESTMENT COMPANIES - 2.8%
300,000	FS Investment Corp.		4.750		5/15/2022	298,519
25,000	Main Street Capital Corp.		4.500		12/1/2019	25,019
100,000	PennantPark Investment Corp.		4.500		10/1/2019	100,404
						423,942
	MACHINERY & MANUFACTURING- 2.0%
300,000	Caterpillar Financial Service	3 Month LIBOR + 0.510%	2.824	+	5/15/2023	300,372

	PHARMACEUTICALS - 1.3%
200,000	Cardinal Health, Inc.	3 Month LIBOR + 0.770%	3.111	+	6/15/2022	199,526

	PIPELINES - 1.4%
200,000	Andeavor Logistics LP/Tesoro Logistics Finance Corp.		6.250		10/15/2022	207,010

	REITS - 2.9%
500,000	CBL & Associates LP		5.250		12/1/2023	442,914

	RETAIL - 2.0%
300,000	Dollar Tree, Inc.	3 Month LIBOR + 0.700%	3.036	+	4/17/2020	300,644

	RETAIL - 4.1%
300,000	AT&T, Inc.	3 Month LIBOR + 0.950%	3.289	+	7/15/2021	303,523
300,000	Qwest Corp.		6.750		12/1/2021	319,662
						623,185

	TOTAL CORPORATE BONDS (Cost - $6,377,066)					6,361,520

Holbrook Income Fund
Portfolio of Investments (Unaudited) (Continued)
July 31, 2018

Principal			Coupon %	Maturity	Fair Value
		CONVERTIBLE BOND - 2.1%
		CHEMICALS - 0.5%
$100,000		Aceto Corp.	2.000	11/1/2020	$76,755

		INTERNET - 1.2%
200,000		Twitter, Inc.	1.000	9/15/2021	185,918

		INVESTMENT COMPANIES - 0.4%
50,000		Prospect Capital Corp.	4.750	4/15/2020	50,127

		TOTAL CONVERTIBLE BOND (Cost - $304,487)			312,800

		UNITED STATES GOVERNMENT SECURITIES - 5.5%
533,872	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2020	525,847
315,230	^	United States Treasury Inflation Indexed Bonds	0.125	4/15/2021	308,458
		TOTAL UNITED STATES GOVERNMENT SECURITIES (Cost - $846,402)			834,305

Shares
		SHORT-TERM INVESTMENTS - 3.1%
473,419		Fidelity Institutional Money Market Portfolio, Class I, 1.80% *
		TOTAL SHORT-TERM INVESTMENTS (Cost - $473,419)			473,419

		TOTAL INVESTMENTS - 103.7% (Cost - $15,711,553)			$15,776,029
		LIABILITIES LESS OTHER ASSETS - (3.7) %			(561,444)
		NET ASSETS - 100.0%			$15,214,585

+ Variable rate security, rate shown represents the rate at July 31, 2018.
* Rate shown represents the rate at July 31, 2018, is subject to change and resets daily.
^ Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
Perpetual - Perpetual bonds are fixed income instruments without defined maturity dates.
LIBOR/Reference Rates:
LIBOR - London Interbank Offered Rate
CMS30-CMS5 - 30 Year Swap Minus 5 Year Swap Rate

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited)
July 31, 2018

The following is a summary of significant accounting policies followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).  The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 "Financial Services – Investment Companies" including FASB Accounting Standard Update ASU 2013-08.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation.  Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparabl equality, coupon, maturity and type.  Short-term debt obligations, excluding U.S. Treasury Bills, having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

The Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable.  These securities will be valued using the “fair value” procedures approved by the Trust’s Board of Trustees (the “Board”).  The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor.  The team may also enlist third party consultants such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value.  The Board has also engaged a third party valuation firm to attend valuation meetings held by the Trust, review minutes of such meetings and report to the Board on a quarterly basis.  The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process. As noted above, the fair value team is composed of one or more representative from each of the (i) Trust, (ii) administrator, and (iii) Advisor and/or sub-Advisor. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the Advisor or sub-Advisor, the prices or values available do not represent the fair value of the instrument. Factors which may cause the Advisor or sub-Advisor to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued via inputs from the Advisor based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Advisor is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Holbrook Income Fund
Notes to Portfolio of Investments (Unaudited) (Continued)
July 31, 2018

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2018, for the Fund’s assets and liabilities measured at fair value:

Assets *			Level 1	Level 2	Level 3	Total
Preferred Stock			$7,793,985	$-	$-	$7,793,985
Corporate Bonds			-	6,361,520	-	6,361,520
Convertible Bond			-	312,800	-	312,800
United States Government Securities			-	834,305	-	834,305
Short-Term Investments			473,419	-	-	473,419
Total Assets			$8,267,404	$7,508,625	$-	$15,776,029

The Fund did not hold any Level 3 securities during the period. There were no transfers into or out of Level 1 and Level 2 during the period. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.
* Refer to the Schedule of Investments for industry classifications.

Aggregate Unrealized Appreciation and Depreciation (Tax Basis) – The identified cost of investments in securities owned by the Fund for federal income tax purposes, and its respective gross unrealized appreciation and depreciation at July 31, 2018, were as follows:

		Gross	Gross	Net Unrealized
	Tax	Unrealized	Unrealized	Appreciation/
	Cost	Appreciation	Depreciation	(Depreciation)
Holbrook Income Fund	$15,727,597	$134,166	$(85,734)	$48,432

Item 2. Controls and Procedures.

(a)       The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Two Roads Shared Trust

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 09/25/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

/s/ James Colantino

James Colantino, Principal Executive Officer

Date: 09/25/2018

By

/s/ Laura Szalyga

Laura Szalyga, Principal Financial Officer

Date: 09/25/2018